Schedule ii-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule ii-Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(amounts in thousands)

Description	Balance at January 1, 2011	Provisions for Doubtful Accounts	Write-offs, Net of Recoveries	Balance at December 31, 2011
Allowance for doubtful accounts	$71,076	20,332	(15,116)	$76,292

Description	Balance at January 1, 2010	Provisions for Doubtful Accounts	Write-offs, Net of Recoveries	Balance at December 31, 2010
Allowance for doubtful accounts	$67,406	15,729	(12,059)	$71,076

Description	Balance at January 1, 2009	Provisions for Doubtful Accounts	Write-offs, Net of Recoveries	Balance at December 31, 2009
Allowance for doubtful accounts	$65,414	12,438	(10,446)	$67,406